SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21673

                    The AllianceBernstein Pooling Portfolios
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                      Date of fiscal year end:  August 31

             Date of reporting period: July 1, 2004 - June 30, 2005

Item 1.  Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21673
Reporting Period: 07/01/2004 - 06/30/2005
The AllianceBernstein Pooling Portfolios









========== ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO ===========


CAPITAL & REGIONAL PLC (FRM. CAPITAL & REGIONAL PROP)

Ticker:                      Security ID:  G18676109
Meeting Date: JUN 15, 2005   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       Did Not    Management
      Reports                                             Vote
2     Approve Final Dividend of 9 Pence Per     For       Did Not    Management
      Ordinary Share                                      Vote
3     Re-elect Xavier Pullen as Director        For       Did Not    Management
                                                          Vote
4     Re-elect Kenneth Ford as Director         For       Did Not    Management
                                                          Vote
5     Re-elect Andrew Lewis-Pratt as Director   For       Did Not    Management
                                                          Vote
6     Elect Alan Coppin as Director             For       Did Not    Management
                                                          Vote
7     Reappoint Deloitte & Touche LLP as        For       Did Not    Management
      Auditors and Authorise the Board to                 Vote
      Determine Their Remuneration
8     Approve Remuneration Report               For       Did Not    Management
                                                          Vote
9     Authorise Issue of Equity or              For       Did Not    Management
      Equity-Linked Securities with Pre-emptive           Vote
      Rights up to Aggregate Nominal Amount of
      GBP 2,134,653
10    Authorise Issue of Equity or              For       Did Not    Management
      Equity-Linked Securities without                    Vote
      Pre-emptive Rights up to Aggregate Amount
      in Nominal Value Equal to 5 Percent of
      the Issued Ordinary Share Capital
11    Authorise 9,541,897 Ordinary Shares for   For       Did Not    Management
      Market Purchase                                     Vote
12    Approve the Extension of The Capital &    For       Did Not    Management
      Regional plc Long-Term Incentive Plan               Vote
      2002
13    Approve the Extension of The Capital &    For       Did Not    Management
      Regional plc Capital Appreciation Plan              Vote
      2002
14    Amend The Rules of the Capital & Regional For       Did Not    Management
      plc Long Term Incentive Plan 2002                   Vote




==================== ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO ====================

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


========== ALLIANCEBERNSTEIN INFLATION PROTECTED SECURITIES PORTFOLIO ==========

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


============ ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO ============

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


=========== ALLIANCEBERNSTEIN INTERNATIONAL GROWTH POOLING PORTFOLIO ===========

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


=============== ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO ================


BANK LEUMI LE-ISRAEL

Ticker:                      Security ID:  M16043107
Meeting Date: JUN 29, 2005   Meeting Type: Annual
Record Date:  JUN 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports (Voting)
2     Reelect I. Hoffi as External Director     For       Abstain    Management
3a    Elect R. Guzman as Director               For       Abstain    Management
3b    Elect Y. Mashal as Director               For       Abstain    Management
3c    Elect Z. Koren as Director                For       Abstain    Management
4     Approve Compensation of Directors         For       For        Management
5     Approve Kost Forer Gabbay & Kasierer and  For       For        Management
      Somekh Chaikin as Joint Auditors and
      Authorize Board to Fix Their Remuneration
6a    Amend Articles of Association             For       For        Management
6b    Amend Articles of Association             For       For        Management
6c    Amend Articles of Association             For       For        Management
6d    Amend Articles of Association             For       For        Management
6e    Amend Articles of Association             For       For        Management
6f    Amend Articles of Association             For       Against    Management
6g    Amend Articles of Association             For       For        Management
7     Approve Resolutions Concerning Approval   For       For        Management
      of Holding of Positions and Disclosure by
      Officers
8     Approve Bonus for Board Chairman Eitan    For       Abstain    Management
      Raff
9     Renew Director/Officer Liability and      For       Against    Management
      Indemnification Insurance


--------------------------------------------------------------------------------

WHITBREAD PLC

Ticker:                      Security ID:  G9606P122
Meeting Date: JUN 14, 2005   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Approve Final Dividend of 18.35 Pence Per For       For        Management
      Ordinary Share
4     Elect Anthony Habgood as Director         For       For        Management
5     Elect Christopher Rogers as Director      For       For        Management
6     Re-elect Rod Kent as Director             For       For        Management
7     Re-elect David Turner as Director         For       For        Management
8     Re-elect Charles Gurassa as Director      For       For        Management
9     Reappoint Ernst & Young LLP as Auditors   For       For        Management
      and Authorise the Board to Determine
      Their Remuneration
10    Authorise Issue of Equity or              For       For        Management
      Equity-Linked Securities with Pre-emptive
      Rights up to Aggregate Nominal Amount of
      GBP 49,890,283
11    Authorise Issue of Equity or              For       For        Management
      Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate
      Nominal Amount of GBP 7,483,542
12    Authorise Market Purchase of Ordinary     For       For        Management
      Shares up to GBP 14,967,084
13    Amend Articles of Association             For       For        Management




=============== ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO ================

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


=============== ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO ===============

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


=============== ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO ================

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


============== ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO ===============

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


==================== ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO ====================

The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities, and therefore, did not vote proxies during the reporting period.


========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Registrant: AllianceBernstein Pooling Portfolios



                               By:  Marc O. Mayer*
                                    ------------------------
                                    Chief Executive
                                    Officer



                               Date: August 26, 2005


*By:    Mark R. Manley
        -------------------------
        Mark R. Manley
        Secretary